Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	BOND FUND OF AMERICA
Central Index Key	0000013075
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	ABNDX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class R-1
Risk/Return:
Trading Symbol	RBFAX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class R-2
Risk/Return:
Trading Symbol	RBFBX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class R-3
Risk/Return:
Trading Symbol	RBFCX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class R-4
Risk/Return:
Trading Symbol	RBFEX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class R-5
Risk/Return:
Trading Symbol	RBFFX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	BFABX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	BFACX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	BFAFX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class 529-A
Risk/Return:
Trading Symbol	CFAAX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class 529-B
Risk/Return:
Trading Symbol	CFABX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class 529-C
Risk/Return:
Trading Symbol	CFACX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class 529-E
Risk/Return:
Trading Symbol	CFAEX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class 529-F-1
Risk/Return:
Trading Symbol	CFAFX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	ABNFX
BOND FUND OF AMERICA® | BOND FUND OF AMERICA® | Class R-6
Risk/Return:
Trading Symbol	RBFGX